Note 25 - Share-based Payments - Deferred Shares (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred stock units of Grant One [member]
Statement Line Items [Line Items]
Deferred shares outstanding at January 1	7,926,000	12,308,000	16,300,000
New shares during the period	153,000	208,000	426,000
Shares granted during the period	(1,901,000)	(4,167,000)	(3,429,000)
Shares forfeited during the period	(113,000)	(423,000)	(989,000)
Deferred shares outstanding at the end of the year	6,065,000	7,926,000	12,308,000
Restricted shares [member]
Statement Line Items [Line Items]
Deferred shares outstanding at January 1	23,836,000	12,656,000
New shares during the period	21,066,000	11,838,000	13,055,000
Shares granted during the period			(296,000)
Shares forfeited during the period	(1,444,000)	(658,000)	(103,000)
Deferred shares outstanding at the end of the year	43,458,000	23,836,000	12,656,000